Group information	12 Months Ended
Dec. 31, 2021
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Group information
34. Group information
34.1 List of principal subsidiaries
The Group’s principal subsidiaries as at December 31, 2021 and 2020 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.

			Ownership interest held by the Group
Name of entity	Place of business/country of incorporation	Principle activities	2021	2020	2019
Allego B.V.	Arnhem, the Netherlands	Charging solutions for electric vehicles	100%	100%	100%
Allego Innovations B.V.	Arnhem, the Netherlands	Software development	100%	100%	100%
Allego Employment B.V.	Arnhem, the Netherlands	Staffing agency within the Group	100%	100%	100%
Allego GmbH	Berlin, Germany	Charging solutions for electric vehicles	100%	100%	100%
Allego België B.V.	Mechelen, Belgium	Charging solutions for electric vehicles	100%	100%	100%
Allego France SAS	Paris, France	Charging solutions for electric vehicles	100%	100%	100%
Allego Charging Ltd	London, United Kingdom	Charging solutions for electric vehicles	100%	100%	100%
Allego Denmark ApS	Copenhagen, Denmark	Charging solutions for electric vehicles	100%	100%	100%
Allego, Unipessoal Lda	Lisbon, Portugal	Charging solutions for electric vehicles	100%	100%	100%
Allego Norway AS	Olso, Norway	Charging solutions for electric vehicles	100%	100%	100%
Allego Sweden AB	Stockholm, Sweden	Charging solutions for electric vehicles	100%	100%	100%
Allego Italy S.R.L.	Torino, Italy	Charging solutions for electric vehicles	100%	—	—
Allego Spain S.L.U.	Madrid, Spain	Charging solutions for electric vehicles	100%	—	—

34.2 Changes to the composition of the Group
In December 2019, the Company sold its interest in
Mega-E
Charging B.V.
(“Mega-E”)
under common control to the French investor Meridiam EM SAS, which is a related party under common control of Meridiam SAS. Prior to the transaction,
Mega-E’s
operations were limited. The sale did not result in a material result on disposal for the Group.
After the sale of
Mega-E
to Meridiam EM SAS,
Mega-E
established subsidiaries and formed the
Mega-E
Group. As a result of the sale,
Mega-E
was no longer a subsidiary, but
Mega-E
Charging B.V. and its subsidiaries (the
“Mega-E
Group”) became related parties under common control.
Subsequent to the sale, the Group entered into several EPC and O&M contracts with the
Mega-E
Group to construct and operate charging stations across Europe. The EPC agreements relate to the engineering, design, procurement, delivery, construction, installation, testing and commissioning of electric vehicle charging infrastructure at designated areas. The Group receives a fixed contract price for these services.
The O&M agreements relate to the operation and maintenance of the delivered electric vehicle charging infrastructure by the Group to the
Mega-E
Group. The services consist of the technical operation of the charging stations, revenue management, maintenance, providing pricing recommendations and providing access to the Group’s EV Cloud platform. The Group receives a service fee that contains both fixed and variable fees per charging session.
After the transaction, the Group continues to have a relationship with
Mega-E.
The relationship is that of a customer and service provider. Refer to Note 3.1.3 for details about the judgments applied by the Group in assessing its continued involvement in
Mega-E.